Long Term Debt - Project Level Secured Term Loans - Foreign Currency Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) Installment	Mar. 31, 2020 INR (₨) Installment MW	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) MW	Mar. 31, 2019 INR (₨)
Debt Instrument [Line Items]
Borrowings	₨ 94,580	₨ 88,889	$ 1,293.1
Liabilities directly associated with assets classified as held for sale	2,279		31.2
Rooftop Business [Member] | Total Debt [Member]
Debt Instrument [Line Items]
Liabilities directly associated with assets classified as held for sale	846		11.6
Secured Foreign Currency Loan Four [Member]
Debt Instrument [Line Items]
Borrowings		₨ 3,059		$ 40.6
Capacity of solar power project | MW		35		35
Debt instrument interest rate		4.07%		4.07%
Number of repayment installments		36
Repayment of loan, commenced date		Aug. 20, 2013
Collateral net carrying value		₨ 2,514		$ 33.3
Secured Foreign Currency Loan Six [Member]
Debt Instrument [Line Items]
Borrowings	₨ 44		$ 0.6
Debt instrument interest rate	4.42%		4.42%
Number of repayment installments	54
Debt instrument, covenant compliance description	As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non -compliance prior to the issuance of these financial statements.
Secured Foreign Currency Loan Six [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Borrowings		271		3.6
Secured Foreign Currency Loan Six [Member] | Azure Power Solar Energy Private Limited [Member]
Debt Instrument [Line Items]
Collateral net carrying value	₨ 46		$ 0.6
Secured Foreign Currency Loan Five [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Borrowings		₨ 135		$ 1.8	₨ 552
Secured Foreign Currency Loan Five and Six [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Collateral net carrying value	₨ 957		13.1
Debt instrument, covenant compliance description	As of March 31, 2021, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.
Interest on non-convertible debentures description		The facility is repayable starting October 2024 and interest payments are payable every three months commencing from April 2019
Mortgage charge carrying amount	₨ 1,971		$ 26.9